Note 9 - Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2013
Income Statement [Member]
Note 9 - Variable Interest Entities (Tables) [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Net Revenues	1,394,032	374,529	125,961
Net loss	(245,060)	(4,755)	(3,767)
Net cash generated from (used in) operating activities	73,425	(34,601)	(13,500)
Net cash (used in) generated from investing activities	(80,473)	81,593	12,041
Net cash used in financing activities	(105,903)	(38,305)	—

Balance Sheet [Member]
Note 9 - Variable Interest Entities (Tables) [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
	As of December 31,
	2012	2013
	RMB	RMB
Total assets	185,235	114,232
Total liabilities	169,077	110,133